Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,666
Property, plant and equipment including right-of-use assets at end of period	2,159	€ 2,573
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,950
Property, plant and equipment including right-of-use assets at end of period	1,547	2,122
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,205
Property, plant and equipment including right-of-use assets at end of period	1,801	2,081
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	94
Property, plant and equipment including right-of-use assets at end of period	75	108
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	366
Property, plant and equipment including right-of-use assets at end of period	283	384
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,526	1,262
Acquisition	52	2,018
Disposal	(20)	(960)
Effect of the change in foreign currency exchange rates	(49)	9
Property, plant and equipment including right-of-use assets at end of period	2,508	2,328
GROSS VALUES | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,029	2,366
Acquisition	106	2,258
Disposal	(54)	(1,214)
Effect of the change in foreign currency exchange rates	(61)	11
Property, plant and equipment including right-of-use assets at end of period	4,020	3,421
GROSS VALUES | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,818	1,346
Acquisition	80	2,018
Disposal	0	(1,110)
Effect of the change in foreign currency exchange rates	(49)	9
Property, plant and equipment including right-of-use assets at end of period	2,849	2,263
GROSS VALUES | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	513	513
Acquisition	0	0
Disposal	(16)	0
Effect of the change in foreign currency exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	497	513
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	698	507
Acquisition	26	241
Disposal	(39)	(104)
Effect of the change in foreign currency exchange rates	(11)	2
Property, plant and equipment including right-of-use assets at end of period	673	646
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(575)	(761)
Increase	(422)	(405)
Disposal	20	960
Effect of the change in foreign currency exchange rates	16
Property, plant and equipment including right-of-use assets at end of period	(961)	(206)
DEPRECIATION | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,363)	(1,488)
Increase	(573)	(575)
Disposal	54	1,215
Effect of the change in foreign currency exchange rates	21
Property, plant and equipment including right-of-use assets at end of period	(1,860)	(849)
DEPRECIATION | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(613)	(837)
Increase	(452)	(456)
Disposal	0	1,111
Effect of the change in foreign currency exchange rates	16
Property, plant and equipment including right-of-use assets at end of period	(1,048)	(182)
DEPRECIATION | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(419)	(387)
Increase	(19)	(18)
Disposal	16
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	(422)	(405)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(332)	(265)
Increase	(102)	(101)
Disposal	39	104
Effect of the change in foreign currency exchange rates	5
Property, plant and equipment including right-of-use assets at end of period	€ (390)	€ (262)